Acquisitions and disposals	12 Months Ended
Dec. 31, 2022
Acquisitions and disposals
Acquisitions and disposals

27. Acquisitions and disposals

Business combinations where common control exists at the time of the transaction are accounted for by adopting the principles of predecessor accounting. Such business combinations are accounted for by recognising all assets and liabilities acquired at their previous carrying values with effect from the beginning of the earliest period reported in the financial statements. No new goodwill arises from such transactions and the differences between the fair value of the consideration paid and the carrying value of assets and liabilities acquired is recorded within equity in the merger reserve.

Business combinations where common control does not exist before the transaction are accounted for using the acquisition accounting method. Identifiable assets, liabilities and contingent liabilities acquired are measured at fair value at acquisition date. The consideration transferred is measured at fair value and includes the fair value of any contingent consideration. Where the consideration transferred, together with the non-controlling interest, exceeds the fair value of the net assets, liabilities and contingent liabilities acquired, the excess is recorded as goodwill, denominated in the currency of the operation acquired.

The costs related to business combinations are charged to the income statement in the period in which they are incurred. Where not all the equity of a subsidiary is acquired the non-controlling interest is recognised either at fair value or at the non-controlling interest’s share of the net assets of the subsidiary, on a case-by-case basis.

Disposal groups are generally measured at the lower of their carrying value or fair value less costs to sell. Any gain or loss resulting from the disposal are recognised in the consolidated income statement.

Changes in the Group’s ownership percentage of subsidiaries are accounted for within equity.

2020

Business acquisitions

On 28 September 2020, the Group completed the acquisition of legal ownership of approximately 55% equity interests in the legal entity that holds the Hsinchu site in Taiwan from the Pfizer Group in a non-cash transaction, whereby the Group acquired the business as part of the completion of the formation of the Group from GSK and Pfizer on 31 July 2019. The Group measured the business at fair value.

Goodwill of £124m, which is not expected to be deductible for tax purposes, was recognised. The goodwill represents the potential for future synergies arising from combining the acquired businesses with the Group’s existing business together with the value of the workforce acquired.

The non-controlling interest for this acquisition recorded in the Group, calculated applying the proportionate interests’ method, represents the Pfizer Group’s share of the net assets of the Group, excluding goodwill.

The majority of the Hsinchu site’s revenue was generated through manufacturing of consumer health products for companies within the Group and was eliminated on consolidation. Therefore, the external revenue arising from the Hsinchu site since the acquisition on 28 September 2020 was immaterial and would remain immaterial if the business had been acquired at the beginning of the year. The business has been integrated into the Group’s existing activities and it is not practicable to identify the impact on the Group profit in the period.

The fair value of the assets acquired in business combinations, including goodwill, are set out in the table below.

Taiwan Hsinchu site business £m
Intangible assets	2
Property, plant and equipment	6
Inventory	5
Cash and cash equivalents	20
Other assets	6
Other liabilities	(21)
Non-controlling interests	(14)
Goodwill	124
Total	128

Consideration settled by shares in CHHL2	128
Cash consideration paid	–
Total consideration	128

2020

Business disposals

In 2020, the Group made several business disposals, resulting in the Group receiving net cash consideration of £221m. The business disposals mainly related to the divestment of EMEA rights of Thermacare, which was acquired from the Pfizer Group as part of its Consumer Healthcare business following the completion of the Pfizer Transaction on 31 July 2019 and was disposed of by the Group on 30 March 2020 to meet anti-trust requirements.

The gain on the disposals of businesses in the year of £69m was calculated as follows:

Total £m
Cash consideration received	221
Net assets sold:
Goodwill	(1)
Intangible assets	(125)
Property, plant and equipment	(12)
Inventory	(5)
Other net assets	(1)
(144)
Transaction costs	(8)
Total gain on disposal	69